Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 17,926	$ 29,973
Pledged bank deposits	76,970	116,531
Trade accounts and bills receivable, net	86,852	75,297
Inventories	116,309	90,220
Prepayments to suppliers	6,155	30,696
Other current assets	82,291	67,693
Due from related parties	102,461	65,998
Deferred income tax assets, net	1,012	215
Total current assets	489,976	476,623
Property, plant and equipment, net	2,076,865	2,175,952
Deposits for purchases of property, plant and equipment and land use right	2,542	31,393
Land use rights	223,602	245,190
Pledged bank deposits - non-current	3,859	3,866
Investments in associates	116,705	7,578
Other non-current assets	39,020	102,438
Deferred income tax assets, net	2,394	4,059
Total assets	2,954,963	3,047,099
Current liabilities
Short-term borrowings and current portion of long-term borrowings	2,839,331	2,525,427
Bills payable	97,998	272,681
Trade accounts payable	248,967	273,712
Advance payments from customers, current portion	94,096	96,888
Accrued expenses and other payables	969,999	932,093
Due to related parties	68,927	57,882
Obligations under capital leases, current portion	62,771	34,055
PRC Notes	0	82,009
Convertible senior notes	1,616	1,616
RMB-denominated US$-settled senior notes	0	267,601
Redeemable preferred shares	0	387,816
Other financial liabilities	5,781	13,226
Deferred income tax liabilities - current portion	0	486
Total current liabilities	4,389,486	4,945,492
Convertible Senior Notes	703,371	0
Obligations under capital leases, excluding current portion	18,468	45,905
Advance payments from customers - non-current	6,462	18,384
Other liabilities	115,036	139,484
Deferred income tax liability	34,507	215
Total liabilities	5,267,330	5,149,480
LDK Solar CO., Ltd. shareholders' equity (deficit)
Ordinary shares (US$0.10 par value; 499,580,000 shares authorized; 201,480,540 and 242,210,384 shares issued; 201,138,895 and 241,868,739 shares outstanding as of December 31, 2013 and 2014, respectively)	24,187	20,114
Additional paid-in capital	853,908	833,464
Statutory reserve	75,780	75,780
Accumulated other comprehensive income	212,126	216,883
Accumulated deficit	(3,478,498)	(3,211,626)
Total LDK Solar CO., Ltd. shareholders' deficit	(2,312,497)	(2,065,385)
Non-controlling interests	130	(36,996)
Total deficit	(2,312,367)	(2,102,381)
Commitments and contingencies
Total liabilities and deficit	$ 2,954,963	$ 3,047,099